Financial Instruments (Tables)	12 Months Ended
Mar. 04, 2017
Financial Instruments
Schedule of carrying amounts and fair values of financial instruments

	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Variable rate indebtedness	$3,368,484	$3,404,225	$3,027,675	$3,025,500
Fixed rate indebtedness	$3,894,894	$4,152,374	$3,886,808	$4,210,416